SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		6 Months Ended
	Aug. 20, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Number of warrants issued		8,525,000
Class A ordinary shares, shares subject to possible redemption		17,886,418		18,574,269
Antidilutive securities excluded from computation				8,525,000
Investment income earned on the Trust Account		$ 19,881	$ 9,978	$ 76,225
Unrecognized tax benefits			0	0
Unrecognized tax benefits accrued for interest and penalties			0	0
Federal depository insurance coverage				250,000
Net loss		(6,878,504)	$ (792,984)	$ (2,611,559)
Investment in affiliate	$ 215,000,000
Net asset value per share on investments	$ 1.00
Investment income		$ 20,000
Private Placement
Number of warrants issued	3,150,000			3,150,000
Initial Public Offering
Number of warrants issued				5,375,000
Class A ordinary shares
Common stock, shares issued		3,613,582		2,925,731
Class B ordinary shares
Common stock, shares issued	5,750,000	5,375,000		5,375,000